Other accruals and liabilities	12 Months Ended
Dec. 31, 2020
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Other Accruals And Liabilities [Line Items]
Other accruals and liabilities

13.   Other accruals and liabilities

(a)	This caption is made up as follows:

	2020	2019
	US$(000)	US$(000)

Accrual of capital expenditure	20,147	8,139
Workers’ profit sharing payable (b)	17,311	12,793
Interests payable, see note 23	16,840	16,840
Accrual of operating costs (c)	15,938	11,238
Lease liabilities	330	596

	70,566	49,606

Classification by maturity:
Current portion	70,526	49,301
Non-current portion	40	305

	70,566	49,606

(b)	Accrual of operating cost -

The accrual of operating cost relates to the accruals of services received by the Company as part of its operations that were pending to be invoiced such as power, maintenance, contractors and others.

(c)	Workers’ profit sharing -

In accordance with Peruvian legislation, the Company maintains an employee profit sharing plan equal to 8% of annual taxable income. Distributions to employees under the plan are based 50% on the number of days that each employee worked during the preceding year and 50% on proportionate annual salary levels.